U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24f-2

1		Name and Address of Issuer:
		Principal Life Insurance Company Variable Life Separate Account
		The Principal Financial Group
		Des Moines, IA 50392-2080

2		The name of each series or class of securities for which this Form is filed (If the Form is being filed
		for all series and classes of securities of the issues, check the box but do not list series or classes):
		X

3		Investment Company Act File Number:	811-05118
		Securities Act File Number:	33-13481, 333-00101, 333-71521, 333-115269
			333-65690, 333-100838, 333-89446, 333-81714
			333-149363, 333-149215, 333-146896
4	a	Last day of fiscal year for which this notice if filed:
		December 31, 2015

4	b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)
		N/A
		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	c	Check box if this is the last time the issuer will be filing this Form.
		N/A

5		Calculation of registration fee:
		(i)	Aggregate sale price of securities sold during the	33-13481	$4,876,456
		fiscal year in reliance on rule 24f-2:		333-00101	118,469,590
				333-71521	9,664,136
				333-65690	28,007,023
				333-100838	41,554,028
				333-115269	49,719,376
				333-146896	39,414,963
				333-89446	49,025,270
				333-149363	19,743,681
				333-81714	385,793,794
				333-149215	446,190,378
					1,192,458,695

		(ii) Aggregate price of shares redeemed	33-13481	$4,357,465
		or repurchased during the fiscal year:	333-00101	83,400,078
			333-71521	6,240,388
			333-65690	19,098,253
			333-100838	27,967,583
			333-115269	35,629,437
			333-146896	19,821,760
			333-89446	38,491,580
			333-149363	12,572,983
			333-81714	316,565,755
			333-149215	286,483,484
				850,628,766

	(iii)	Aggregate price of shares redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees
		payable to the Commission:	0

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			850,628,766

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$341,829,930

	(vi)	Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	N/A

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0001007

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			$34,422.27

6	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
				+	0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$34,422.27

9	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

02/17/2016

Method of Delivery:
	X	Wire Transfer
	N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 033-13481.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Variable Life Separate Account

/s/ Clint Woods
By
Clint Woods, Vice President
Associate General Counsel, Governance Officer and
Assistant Corporate Secretary

Date:	17th day of February 2016